NOTE 17: INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Non-capital losses	$ 7,291,370	$ 4,357,960
Property and equipment	59,640	7,010
Intangible assets	366,070	225,750
Accrued professional fees	23,000	0
Accrued compensation	34,378	0
Convertible debenture	0	569,010
Share issue costs	179,640	12,000
Capital losses carried forward	5,417	0
Unrealized foreign exchange loss issuance costs	1,880	1,880
Deferred tax assets, net	$ 7,961,384	$ 5,173,610